Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

(7) Property, plant and equipment, net

As of June 30, 2024, and 2023, property, plant and equipment, net consisted of the following:

	As of June 30,
	2024	2023
	$	$
Buildings	7,185,353	7,159,632
Leasehold improvements	3,253,163	3,277,579
Plant and machinery	13,533,299	15,780,713
Motor vehicles	390,841	528,093
Office equipment	1,813,396	1,800,073
Totals	26,176,052	28,546,090
Less: accumulated depreciation	(18,383,217)	(19,518,475)
Property, plant and equipment, net	7,792,835	9,027,615

Depreciation was US$1,206,371, US$1,556,069 and US$1,792,022 for the years ended June 30, 2024, 2023 and 2022, respectively. No impairment loss was recorded for the years ended June 30, 2024, 2023 and 2022.